Consolidated statement of profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest income:
Deposits	$ 18,836	$ 1,186	$ 4,895
Securities	24,000	9,939	3,531
Loans	289,785	129,758	172,547
Total interest income	332,621	140,883	180,973
Interest expense:
Deposits	(66,044)	(12,846)	(25,800)
Borrowings and debt	(117,987)	(40,445)	(61,861)
Lease liabilities	(579)	(810)	(862)
Total interest expense	(184,610)	(54,101)	(88,523)
Net interest income	148,011	86,782	92,450
Other income (expense):
Fees and commissions, net	19,791	18,298	10,418
Loss on financial instruments, net	(1,410)	(1,296)	(4,794)
Other income, net	280	422	1,083
Total other income, net	18,661	17,424	6,707
Total revenues	166,672	104,206	99,157
(Provision for) reversal of credit losses	(19,521)	(2,328)	1,464
Gain on non-financial assets, net	0	742	296
Operating expenses:
Salaries and other employee expenses	(34,219)	(21,652)	(21,462)
Depreciation of equipment, improvements to leased property and investment property	(2,154)	(2,749)	(3,587)
Amortization of intangible assets	(561)	(742)	(753)
Other expenses	(18,177)	(14,780)	(11,522)
Total operating expenses	(55,111)	(39,923)	(37,324)
Segment profit (loss)	$ 92,040	$ 62,697	$ 63,593
Per share data:
Basic earnings per share (in US dollars)	$ 2.54	$ 1.62	$ 1.60
Diluted earnings per share (in US dollars)	$ 2.54	$ 1.62	$ 1.60
Weighted average basic shares (in thousands of shares)	36,304	38,796	39,656
Weighted average diluted shares (in thousands of shares)	36,304	38,796	39,656